Stock Options - Stock Incentive Plan (Details) - Angel Studios, Inc. CIK: 0001671941	12 Months Ended
	Dec. 31, 2023 shares	Oct. 31, 2023 item shares	Dec. 31, 2022 shares
2014 Stock Incentive Plan
Stock Options
Number of shares authorized for grant			4,587,956
2023 Stock Incentive Plan
Stock Options
Number of shares authorized for grant	5,174,110
Threshold shares issuable, percentage		16.50%
Option contractual life	10 years
2023 Stock Incentive Plan | Class F
Stock Options
Total number of shares reserved for future issuance		5,775,000
Common shares reserved as options outstanding or exercised from prior plan		3,692,995
Number of shares available for grant	792,105		782,298
2023 Stock Incentive Plan | Vesting tranche one
Stock Options
Option Vesting percentage	25.00%
Option vesting period	1 year
2023 Performance Equity Plan
Stock Options
Option contractual life	10 years
Minimum number of stock price valuation | item		2
2023 Performance Equity Plan | Class C
Stock Options
Total number of shares reserved for future issuance		2,797,466
Number of shares available for grant	1,872,774
Number of options exercisable	924,692